Vista Outdoor Inc. - 10-Q Goodwill and Intangible Assets (Future Amortization Expense) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Line Items]
Remainder of fiscal year 2025	$ 37,504
Fiscal year 2026	47,001	$ 49,991
Fiscal year 2027	45,551	46,981
Fiscal year 2028	40,381	45,531
Fiscal year 2029	33,897	40,361
Thereafter	210,761
Total	$ 415,095	$ 427,333	$ 482,573